Debt (Details) - Schedule of Debt Structure - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Debt (Details) - Schedule of Debt Structure [Line Items]
Long-term debt, gross	$ 876,705	$ 885,387
Less:
Unamortized financing costs	(6,649)	(9,800)
Current portion of unamortized financing costs	3,245	3,152
Current maturities of long-term debt	(8,211)	(8,211)
Total long-term debt	865,090	870,528
First Lien Credit Facility Term Loan [Member]
Debt (Details) - Schedule of Debt Structure [Line Items]
Long-term debt, gross	790,271	800,534
New Revolver [Member]
Debt (Details) - Schedule of Debt Structure [Line Items]
Long-term debt, gross	86,434
Revolving Credit Facility [Member]
Debt (Details) - Schedule of Debt Structure [Line Items]
Long-term debt, gross		39,853
Incremental Liquidity Facility [Member]
Debt (Details) - Schedule of Debt Structure [Line Items]
Long-term debt, gross		$ 45,000